Form N-1A Supplement	Dec. 05, 2025
Parametric Equity Plus ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Parametric Equity Plus ETF (the "Fund")

Effective on December 5, 2025, the Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to waive a portion of its management fee until February 1, 2027 or until such time as the Board of Trustees of Morgan Stanley ETF Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate. Accordingly, the Summary Prospectus and Prospectus are hereby amended as follows: